Schedule of Cash and Cash Equivalents (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	€ 6,681	€ 7,041	€ 4,900	€ 7,369
Short-term investment	1,000	1,036
Total cash and cash equivalents, and short term investments	€ 7,681	€ 8,077